Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill
20 Goodwill
Goodwill
2017	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Credit Suisse Group
Gross amount of goodwill (CHF million)
Balance at beginning of period	623	1,612	2,318	3,195	1,044	12	8,804
Foreign currency translation impact	(13)	(55)	(50)	(17)	(23)	0	(158)
Other	0	(13)	0	0	0	0	(13)
Balance at end of period	610	1,544	2,268	3,178	1,021	12	8,633
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	610	1,544	1,496	459	633	0	4,742
2016
Gross amount of goodwill (CHF million)
Balance at beginning of period	610	1,573	2,294	3,183	1,027	12	8,699
Goodwill acquired during the year	5	0	0	0	0	0	5
Foreign currency translation impact	9	32	37	12	17	0	107
Other	(1)	7	(13)	0	0	0	(7)
Balance at end of period	623	1,612	2,318	3,195	1,044	12	8,804
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	623	1,612	1,546	476	656	0	4,913
In accordance with US GAAP, the Group continually assesses whether or not there has been a triggering event requiring a review of goodwill. As of December 31, 2017 and 2016, the Group’s market capitalization was below book value.
On December 7, 2016, and on February 14, 2017, the Group announced a reorganization and change to financial reporting affecting its Swiss Universal Bank and Asia Pacific segments. During the first quarter of 2017, these measures were implemented. The Group determined that these changes constituted triggering events. The Group’s reporting units as a result of these measures are defined as follows: Swiss Universal Bank – Private Clients (formerly Private Banking), Swiss Universal Bank – Corporate & Institutional Clients (formerly Corporate & Institutional Banking), International Wealth Management – Private Banking, International Wealth Management – Asset Management, Asia Pacific – Wealth Management & Connected (formerly Private Banking), Asia Pacific – Markets (formerly Investment Banking), Global Markets, Investment Banking & Capital Markets and the Strategic Resolution Unit.
The carrying value of each reporting unit for the purpose of the goodwill impairment test is determined by considering the reporting units’ >>>risk-weighted assets usage, leverage ratio exposure, deferred tax assets, goodwill and intangible assets. Any residual equity, after considering the total of these elements, is allocated to the reporting units on a pro-rata basis.
In estimating the >>>fair value of its reporting units, the Group applied a combination of the market approach and the income approach. Under the market approach, consideration was given to price to projected earnings multiples or price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries. Under the income approach, a discount rate was applied that reflects the risk and uncertainty related to the reporting unit’s projected cash flows, which were determined from the Group’s financial plan.
In determining the estimated fair value, the Group relied upon its updated five-year strategic business plan which included significant management assumptions and estimates based on its view of current and future economic conditions and regulatory changes.
Goodwill is tested for impairment before and immediately after a reorganization or restructuring of reporting units. As a result, the goodwill impairment test was performed during the first quarter of 2017 under the old business structure and then again under the modified structure according to the measures implemented in connection with the announcements on December 7, 2016 and February 14, 2017. Based on its goodwill impairment analysis performed during the first quarter of 2017, the Group concluded that the estimated fair value for all of its reporting units with goodwill impacted by the measures implemented in connection with the December 7, 2016 and February 14, 2017 announcements substantially exceeded their related carrying values and that no impairment was necessary.
Based on its goodwill impairment analysis performed as of December 31, 2017, the Group concluded that the estimated fair value for all of the reporting units with goodwill substantially exceeded their related carrying values and no impairment was necessary as of December 31, 2017.
The Group engaged the services of an independent valuation specialist to assist in the valuation of the Global Markets reporting unit and the Asia Pacific – Markets reporting unit as of December 31, 2017. The valuations were also performed using a combination of the market approach and income approach.
The results of the impairment evaluation of each reporting unit’s goodwill would be significantly impacted by adverse changes in the underlying parameters used in the valuation process. If actual outcomes adversely differ by a significant margin from its best estimates of the key economic assumptions and associated cash flows applied in the valuation of the reporting unit, the Group could potentially incur material impairment charges in the future.
As a result of acquisitions, the Group has recorded goodwill as an asset in its consolidated balance sheets, the most significant component of which arose from the acquisition of Donaldson, Lufkin & Jenrette Inc. in 2000.

Bank
Goodwill
19 Goodwill
Goodwill
2017	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Bank
Gross amount of goodwill (CHF million)
Balance at beginning of period	605	1,598	2,090	2,842	933	12	8,080
Foreign currency translation impact	(13)	(54)	(46)	(5)	(22)	0	(140)
Other	0	(13)	0	0	0	0	(13)
Balance at end of period	592	1,531	2,044	2,837	911	12	7,927
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	592	1,531	1,272	118	523	0	4,036
2016
Gross amount of goodwill (CHF million)
Balance at beginning of period	591	1,559	2,069	2,838	917	12	7,986
Goodwill acquired during the year	5	0	0	0	0	0	5
Foreign currency translation impact	9	32	34	4	16	0	95
Other	0	7	(13)	0	0	0	(6)
Balance at end of period	605	1,598	2,090	2,842	933	12	8,080
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	605	1,598	1,318	123	545	0	4,189
> Refer to “Note 20 – Goodwill” in VI – Consolidated financial statements – Credit Suisse Group for further information.